Investment Objectives and Goals - Gabelli Opportunities in Live and Sports ETF	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli Opportunities in Live and Sports ETF (the “Sports Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.